Property and Equipment (Details Narrative)			1 Months Ended	6 Months Ended	12 Months Ended
	Aug. 15, 2023 USD ($) a	May 03, 2023 USD ($) a	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Area of land | a		3,157
Purchase price payable		$ 22,182,000
Cash paid for merger	$ 18,000,000			$ 3,000,000
Other payments made for merger	$ 4,182,000
Impairment of assets				16,600,000
Fair value of property and equipment				1,500,000
Additional impairment related to shipping and customs fees				$ 200,000
Creek Road Miners Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Impairment of assets					$ 5,231,752
Depreciation					$ 658,080	$ 112,512
Exok [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Area of land | a	32,695	4,494
Exok Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Area of land | a	20,327